Submission	Aug. 01, 2024
Submission [Line Items]
Central Index Key	0000883948
Registrant Name	Atlantic Union Bankshares Corp
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES